Share capital - Schedule of common shares issued (Details)			12 Months Ended
	May 12, 2021 CAD ($) shares	Jun. 04, 2020 CAD ($) shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Nov. 05, 2021 CAD ($) shares	Nov. 05, 2021 USD ($) shares	Dec. 07, 2020 CAD ($) shares	Nov. 02, 2020 CAD ($) shares	Mar. 30, 2020 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance of shares issued, at the beginning of the period | shares			32,860,291	25,877,686
Balance of issued capital, at the beginning of the period			$ 51,923,471	$ 39,413,506
Number of common shares issued | shares			61,922,999	32,860,291
Issued capital			$ 142,918,829	$ 51,923,471
Share issuance costs			(5,240,756)	(1,088,190)
Warrants exercised (note 13)			11,801,263	183,678
Fair value of warrants				(3,803,751)
Fair value of warrants earned				$ (21,452)
Proceeds from stock options exercised			$ 2,837,083
Balance of shares issued, at the end of the period | shares			61,922,999	32,860,291
Balance of issued capital, at the end of the period			$ 142,918,829	$ 51,923,471
Share based payment arrangement option
Disclosure of classes of share capital [line items]
Number of common shares issued | shares			998,333
Proceeds from stock options exercised			$ 2,837,083
Fair value of stock options exercised			$ 1,357,160
Balance of shares issued, at the end of the period | shares			998,333
Performance shares
Disclosure of classes of share capital [line items]
Number of common shares issued | shares			700,000
Issued capital			$ 3,322,000
Balance of shares issued, at the end of the period | shares			700,000
Balance of issued capital, at the end of the period			$ 3,322,000
Services rendered
Disclosure of classes of share capital [line items]
Balance of shares issued, at the beginning of the period | shares			17,414
Balance of issued capital, at the beginning of the period			$ 49,712
Number of common shares issued | shares				17,414			4,000	6,500	6,914
Issued capital				$ 49,712			$ 10,120	$ 18,850	$ 20,742
Balance of shares issued, at the end of the period | shares				17,414
Balance of issued capital, at the end of the period				$ 49,712
Services rendered 2
Disclosure of classes of share capital [line items]
Number of common shares issued | shares			1,227,092
Issued capital			$ 4,112,647
Balance of shares issued, at the end of the period | shares			1,227,092
Balance of issued capital, at the end of the period			$ 4,112,647
Short form prospectus 1
Disclosure of classes of share capital [line items]
Balance of shares issued, at the beginning of the period | shares			6,900,000
Balance of issued capital, at the beginning of the period			$ 17,250,000
Number of common shares issued | shares		6,900,000		6,900,000
Issued capital		$ 17,250,000		$ 17,250,000
Share issuance costs				$ (1,243,485)
Fair value of warrants		$ (3,803,751)
Balance of shares issued, at the end of the period | shares		6,900,000		6,900,000
Balance of issued capital, at the end of the period		$ 17,250,000		$ 17,250,000
Short form prospectus 2
Disclosure of classes of share capital [line items]
Number of common shares issued | shares	6,112,000
Issued capital	$ 22,003,200
Fair value of warrants	$ (3,792,200)
Balance of shares issued, at the end of the period | shares	6,112,000
Balance of issued capital, at the end of the period	$ 22,003,200
Short form prospectus 3
Disclosure of classes of share capital [line items]
Number of common shares issued | shares					16,350,000	16,350,000
Issued capital					$ 62,080,558	$ 50,194,500
Fair value of warrants			$ (11,577,426)
Short Form Prospectus 2 and 3
Disclosure of classes of share capital [line items]
Number of common shares issued | shares			22,462,000
Issued capital			$ 84,083,757
Share issuance costs			(5,003,222)
Fair value of warrants			$ (15,369,626)
Balance of shares issued, at the end of the period | shares			22,462,000
Balance of issued capital, at the end of the period			$ 84,083,757
Exercise of warrants
Disclosure of classes of share capital [line items]
Balance of shares issued, at the beginning of the period | shares			65,191
Number of common shares issued | shares			3,675,283	65,191
Warrants exercised (note 13)			$ 11,656,287	$ 183,678
Fair value of warrants			$ 3,999,272	$ 95,263
Balance of shares issued, at the end of the period | shares			3,675,283	65,191